Supplemental Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Program	Dec. 31, 2021 CAD ($) Program	Dec. 31, 2020 CAD ($)
Supplemental Information Of Statements Of Operations [Line Items]
Number of subsidies program | Program	2	2
Interest expense on lease liabilities			$ 6,030
Discontinued Operations
Supplemental Information Of Statements Of Operations [Line Items]
Employee compensation expense	$ 0	$ 9,958	23,146
Lease Liabilities
Supplemental Information Of Statements Of Operations [Line Items]
Interest expense on lease liabilities	1,081	3,754
Finance Costs | Lease Liabilities | Discontinued Operations
Supplemental Information Of Statements Of Operations [Line Items]
Interest expense on lease liabilities	$ 16,019	$ 2,242	$ 6,083